FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,857	$1,857
Accounts receivable and other	—	—	6,660	6,660
Financial assets (current and non-current)(1)	1,391	23	127	1,541
Total	$1,391	$23	$8,644	$10,058

Financial liabilities
Corporate borrowings	$—	$—	$4,911	$4,911
Non-recourse borrowings (current and non-current)	—	—	40,904	40,904
Accounts payable and other	—	—	4,350	4,350
Financial liabilities (current and non-current)(1)	578	—	2,297	2,875
Lease liabilities	—	—	3,626	3,626
Preferred shares(2)	—	—	20	20
Total	$578	$—	$56,108	$56,686

(1)Derivative instruments which are elected for hedge accounting totaling $507 million are included in financial assets and $393 million of derivative instruments are included in financial liabilities.
(2)$20 million of preferred shares issued to subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,279	$1,279
Accounts receivable and other	—	—	3,475	3,475
Financial assets (current and non-current)(1)	2,012	46	55	2,113
Total	$2,012	$46	$4,809	$6,867

Financial liabilities
Corporate borrowings	$—	$—	$3,666	$3,666
Non-recourse borrowings (current and non-current)	—	—	26,567	26,567
Accounts payable and other	—	—	3,634	3,634
Financial liabilities (current and non-current)(1)	362	—	1,705	2,067
Lease liabilities	—	—	3,421	3,421
Preferred shares(2)	—	—	20	20
Total	$362	$—	$39,013	$39,375

(1)Derivative instruments which are elected for hedge accounting totaling $789 million are included in financial assets and $139 million of derivative instruments are included in financial liabilities.
(2)$20 million of preferred shares issued to subsidiaries of Brookfield.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,857	$1,857
Accounts receivable and other	—	—	6,660	6,660
Financial assets (current and non-current)(1)	1,391	23	127	1,541
Total	$1,391	$23	$8,644	$10,058

Financial liabilities
Corporate borrowings	$—	$—	$4,911	$4,911
Non-recourse borrowings (current and non-current)	—	—	40,904	40,904
Accounts payable and other	—	—	4,350	4,350
Financial liabilities (current and non-current)(1)	578	—	2,297	2,875
Lease liabilities	—	—	3,626	3,626
Preferred shares(2)	—	—	20	20
Total	$578	$—	$56,108	$56,686

(1)Derivative instruments which are elected for hedge accounting totaling $507 million are included in financial assets and $393 million of derivative instruments are included in financial liabilities.
(2)$20 million of preferred shares issued to subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,279	$1,279
Accounts receivable and other	—	—	3,475	3,475
Financial assets (current and non-current)(1)	2,012	46	55	2,113
Total	$2,012	$46	$4,809	$6,867

Financial liabilities
Corporate borrowings	$—	$—	$3,666	$3,666
Non-recourse borrowings (current and non-current)	—	—	26,567	26,567
Accounts payable and other	—	—	3,634	3,634
Financial liabilities (current and non-current)(1)	362	—	1,705	2,067
Lease liabilities	—	—	3,421	3,421
Preferred shares(2)	—	—	20	20
Total	$362	$—	$39,013	$39,375

(1)Derivative instruments which are elected for hedge accounting totaling $789 million are included in financial assets and $139 million of derivative instruments are included in financial liabilities.
(2)$20 million of preferred shares issued to subsidiaries of Brookfield.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at December 31, 2023 and December 31, 2022:

	Dec. 31, 2023		Dec. 31, 2022
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,857	$1,857	$1,279	$1,279
Accounts receivable and other	6,660	6,660	3,475	3,475
Financial assets (current and non-current)	1,541	1,541	2,113	2,113
Total	$10,058	$10,058	$6,867	$6,867
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2023	Dec. 31, 2022
Highly liquid securities	Level 1(1)	$108	$108
Foreign currency forward contracts	Level 2(2)
Financial asset		$23	$159
Financial liability		51	37
Interest rate swaps & other	Level 2(2)
Financial asset		$685	$1,005
Financial liability		419	233
Other contracts	Level 3(3)
Financial asset		$598	$786
Financial liability		108	92

(1)Valuation technique: Quoted bid prices in an active market.
(2)Valuation technique: Discounted cash flow. Future cash flows are estimated based on observable forward exchange and interest rates at the end of the reporting period, and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
(3)Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.

Carrying and fair values of financial liabilities

	Dec. 31, 2023		Dec. 31, 2022
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Corporate borrowings(1)	$4,911	$4,796	$3,666	$3,406
Non-recourse borrowings (current and non-current)(2)	40,904	40,533	26,567	25,958
Accounts payable and other	4,350	4,350	3,634	3,634
Financial liabilities (current and non-current)	2,875	2,875	2,067	2,067
Preferred shares(3)	20	20	20	20
Total	$53,060	$52,574	$35,954	$35,085

(1)Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
(2)Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our U.K. port operation and global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
(3)$20 million of preferred shares issued to subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2023	Dec. 31, 2022
Highly liquid securities	Level 1(1)	$108	$108
Foreign currency forward contracts	Level 2(2)
Financial asset		$23	$159
Financial liability		51	37
Interest rate swaps & other	Level 2(2)
Financial asset		$685	$1,005
Financial liability		419	233
Other contracts	Level 3(3)
Financial asset		$598	$786
Financial liability		108	92

(1)Valuation technique: Quoted bid prices in an active market.
(2)Valuation technique: Discounted cash flow. Future cash flows are estimated based on observable forward exchange and interest rates at the end of the reporting period, and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
(3)Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.